Investments - Summary of Investment Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income		$ 329.5	$ 287.3	$ 198.4
Gain (loss) on investments	[1]	52.6	75.9	5.0
Investment expenses		(11.5)	(11.6)	(10.3)
Net investment income	[2]	318.0	275.7	188.1
Fixed income securities — Available for sale
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income		161.5	115.7	95.6
Fixed income securities — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income		88.2	98.9	57.0
Short-term investments — Available for sale
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income		4.5	5.3	0.6
Short-term investments — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income		0.1	0.3	0.1
Fixed term deposits (included in cash and cash equivalents)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income		45.3	39.9	6.6
Catastrophe bonds — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income		0.0	0.2	0.3
Privately-held investments — Available for sale
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income		1.2	0.1	0.0
Privately-held investments — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income		34.9	44.7	24.3
Other investments, at fair value
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gain (loss) on investments		$ 6.2	$ 17.8	$ 13.9

[1]	Realized and unrealized investments gains includes gains of $2.5 million on related party investments (2023 — gains of $8.7 million, 2022 — loss of $0.4 million).
[2]	Net investment income includes related party net investment income of $15.2 million (2023 — $19.6 million, 2022 — $3.1 million) and related party investment management fees of $9.2 million (2023 — $9.4 million, 2022 — $4.9 million).